Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Counterpoint Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)		2.01%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(0.25%)	2.99%		4.88%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.58%	3.15%		4.57%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.58%	4.17%		5.62%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	2.20%		3.83%
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	2.33%		3.59%
Counterpoint Tactical Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	14.42%		14.82%
Counterpoint Tactical Equity Fund | Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.29%	3.24%		2.18%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.05%	9.00%		8.64%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.55%	20.97%		5.98%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.10%	21.51%		5.81%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.17%	22.73%		6.87%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.67%	21.71%		6.20%
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	18.33%		5.31%
Counterpoint Tactical Municipal Fund | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.25%	0.80%	2.42%
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(2.08%)	1.43%	2.87%
Performance Inception Date		Jun. 11, 2018
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		1.68%	1.60%	2.71%
Performance Inception Date		Jun. 11, 2018
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.75%	2.62%	3.74%
Performance Inception Date		Jun. 11, 2018
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.50%	1.51%	2.65%
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.61%	1.57%	2.46%

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The S&P 500® Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg 1-3 Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.